Litigation (Details Textual)	1 Months Ended					3 Months Ended		1 Months Ended
	Apr. 30, 2012 USD ($)	Jul. 31, 2009 ILS	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	May 31, 2004	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Apr. 30, 2012 Reservation Of Rights [Member] USD ($)	Nov. 30, 2012 Former Employee [Member] USD ($)	Nov. 30, 2012 Former Employee [Member] ILS	May 31, 2004 Former Employee [Member] USD ($)	May 31, 2004 Former Employee [Member] ILS	Jul. 31, 2011 Former Supplier [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] EUR (€)	Oct. 31, 2007 Former Supplier [Member] USD ($)	Oct. 31, 2007 Former Supplier [Member] EUR (€)
Percentage Of Purchase Of Outstanding Shares and Compensate By Stock Option Issued					1.75%
Stock-based compensation						$ 5,490,000	$ 481,000				$ 85,000	315,000
Litigation Settlement, Expense									27,000	100,000
Claiming Damages Interest and Legal and Litigation Costs															747,000	566,000
Interest and Legal and Litigation Costs													911,000	690,000
Percentage Of Maintain Equity Interest			1.45%	1.45%
Reimburse Salary Reductions			148,000	552,000
Loss Contingency Demanded On Termination		441,000
Litigation Compensation	$ 1,500,000							$ 500,000